SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 179	$ (625)
Accounts payable and other liabilities	(750)	724
Net change in non-cash working capital	$ (571)	$ 99